Fair Value - Nonrecurring Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned, net	$ 1,466	$ 1,088
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	0	0
Other real estate owned, net	0	0
Total assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	0	0
Other real estate owned, net	0	0
Total assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	696	588
Other real estate owned, net	1,466	1,088
Total assets, Fair Value Disclosure, Nonrecurring	$ 2,162	$ 1,676